Earnings Per Share - Additional Information (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, convertible, conversion price	$ 9.8
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, convertible, conversion price		$ 4.79